Share-Based Compensation (Changyou 2014 Share Incentive Plan, Share Option Activity, Narrative) (Details) - Changyou 2014 Share Incentive Plan [Member] - USD ($)		1 Months Ended	12 Months Ended
	Feb. 16, 2015	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 28, 2016	Jun. 01, 2015
Class A restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units converted to options	2,400,000
Exercise price	$ 0.01
Incremental value of the modification	$ 0
Class A restricted share units [Member] | Certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units granted		2,416,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted			770,000	779,000	450,000
Share options vested			947,000	779,000	450,000
Cumulative share-based compensation expense			$ 14,800,000	$ 9,100,000	$ 4,700,000
Share-based compensation expense			17,400,000	8,300,000	15,200,000
Fair values of share options vested			$ 14,800,000	$ 9,100,000	$ 4,700,000
Weighted average grant date fair value of options,granted			$ 19.24	$ 11.72	$ 10.48
Total intrinsic values of options, exercised			$ 10,300,000	$ 4,300,000	$ 0
Class A ordinary shares [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted			four equal installments
Award vesting period			4 years
Class A ordinary shares [Member] | Stock Options [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option for purchase of Class A ordinary shares							1,998,000
Exercise price of option							$ 0.01
Class A ordinary shares [Member] | Stock Options [Member] | Certain member of management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option for purchase of Class A ordinary shares						100,000
Exercise price of option						$ 0.01